Vanguard® 0-3 Month Treasury Bill ETF
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (108.5%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund	4.342%		35,596	3,559
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (107.9%)
	United States Treasury Bill	1.077%–4.241%	4/1/25	27,590	27,587
	United States Treasury Bill	2.154%–4.245%	4/3/25	31,616	31,609
	United States Treasury Bill	3.145%–4.301%	4/8/25	31,453	31,427
	United States Treasury Bill	3.334%–4.260%	4/10/25	31,810	31,776
	United States Treasury Bill	3.602%–4.259%	4/15/25	31,210	31,159
	United States Treasury Bill	3.674%–4.252%	4/17/25	45,202	45,117
	United States Treasury Bill	3.806%–4.262%	4/22/25	29,002	28,930
	United States Treasury Bill	3.846%–4.256%	4/24/25	31,928	31,842
	United States Treasury Bill	3.895%–4.252%	4/29/25	28,852	28,757
	United States Treasury Bill	3.938%–4.265%	5/1/25	31,679	31,568
	United States Treasury Bill	3.971%–4.243%	5/6/25	19,153	19,074
	United States Treasury Bill	4.003%–4.251%	5/8/25	32,271	32,131
	United States Treasury Bill	4.029%–4.252%	5/13/25	19,120	19,026
	United States Treasury Bill	4.056%–4.249%	5/15/25	27,322	27,181
	United States Treasury Bill	4.075%–4.248%	5/20/25	18,401	18,296
	United States Treasury Bill	4.070%–4.252%	5/22/25	19,676	19,558
	United States Treasury Bill	4.088%–4.262%	5/27/25	18,215	18,096
	United States Treasury Bill	4.100%–4.257%	5/29/25	19,132	19,001
	United States Treasury Bill	4.123%–4.248%	6/3/25	9,136	9,069
	United States Treasury Bill	4.106%–4.245%	6/5/25	19,592	19,443
	United States Treasury Bill	4.105%–4.239%	6/10/25	7,548	7,486
	United States Treasury Bill	4.121%–4.265%	6/12/25	25,700	25,484
	United States Treasury Bill	4.113%–4.234%	6/17/25	8,227	8,153
	United States Treasury Bill	4.135%–4.256%	6/20/25	19,603	19,420
	United States Treasury Bill	4.139%–4.250%	6/24/25	7,972	7,894
	United States Treasury Bill	4.154%–4.256%	6/26/25	19,604	19,407
	United States Treasury Bill	4.232%	7/1/25	7,653	7,572
					616,063
Total Temporary Cash Investments (Cost $619,636)					619,622
Total Investments (108.5%) (Cost $619,636)					619,622
Other Assets and Liabilities—Net (-8.5%)					(48,287)
Net Assets (100%)					571,335
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Vanguard® 0-3 Month Treasury Bill ETF
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Temporary Cash Investments	3,559	616,063	—	619,622